Going concern	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
Note 3 - Going concern

As shown in the accompanying consolidated financial statements, the Company has generated a net loss of $28,427,244 and an accumulated deficit of $35,389,829 as of June 30, 2017. The Company also experienced insufficient cash flows from operations and will be required continuous financial support from the shareholders. The Company will need to raise capital to fund its operations until it is able to generate sufficient revenue to support the future development. Moreover, the Company may be continuously raising capital through the sale of debt and equity securities.

The Company’s ability to achieve these objectives cannot be determined at this stage. If the Company is unsuccessful in its endeavors, it may be forced to cease operations. These consolidated financial statements do not include any adjustments that might result from this uncertainty which may include adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company is involved in various legal actions during the year ended June 30, 2017. As of June 30, 2017, the Company was involved in 7 lawsuits in China, of which the Company was plaintiff in relation to 2 trade business disputes, and the Company was defendant in relation to 5 financial loan disputes. The 2 trade business disputes with an aggregated claim of $285,818 have been adjudicated by the Court in favor of the Company to collect delinquent balances and interest from its customers. 3 out of 5 financial loan disputes with an aggregated balance of $3,575,673 have been adjudicated by the Court against the Company, 1 financial loan dispute with an aggregated indemnity balance of $4,417,765 have been ruled by the Court and the remaining one with an aggregated indemnity balance $3,499,219 was still under trial.

These factors have raised substantial doubt about the Company’s ability to continue as a going concern. There can be no assurances that the Company will be able to obtain adequate financing or achieve profitability. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.